UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2010

Check here if Amendment [  ]; Amendment Number: ____
        This Amendment (Check only one.):   [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Camber Capital Management LLC
Address:              575 Boylston Street
                      4th Floor
                      Boston, MA 02116

Form 13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Stephen DuBois
Title:                Managing Member
Phone:                617-224-1760
Signature, Place, and Date of Signing:

/s/ Stephen DuBois                 Boston, MA                 May 14, 2010
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            34

Form 13F Information Table Value Total:       356,522
                                             (x$1000)

List of Other Included Managers:                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                    CAMBER CAPITAL MANAGEMENT LLC
                                           As of 3/31/10
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

  Column 1                      Column 2       Column 3    Column 4         Column 5       Column 6   Column 7       Column 8

                                                                      Shares or
  Name of                       Title of       CUSIP       Value     Principal  SH/ PUT/  Investment   Other         Voting
  Issuer                        Class          Number     (x$1000)   Amount     PRN CALL  Discretion  Managers      Authority

                                                                                                               Sole      Shared None


ABRAXIS BIOSCIENCE INC NEW	COM	       00383Y102   19,795      382,518 	SH	  Sole	      n/a	  382,518
ACCURAY INC	                COM	       004397105    1,610      265,300 	SH	  Sole	      n/a	  265,300
ADOLOR CORP	                COM	       00724X102    1,985    1,102,800 	SH	  Sole	      n/a	1,102,800
AETNA INC NEW	                COM	       00817Y108   26,333      750,000 	SH	  Sole	      n/a	  750,000
ALEXION PHARMACEUTICALS INC	COM	       015351109   14,952      275,000 	SH	  Sole	      n/a	  275,000
AMGEN INC	                COM	       031162100   29,920      500,000 	SH	  Sole	      n/a	  500,000
BOSTON SCIENTIFIC CORP	        COM	       101137107   16,245    2,250,000 	SH	  Sole	      n/a	2,250,000
CAREFUSION CORP	                COM	       14170T101   15,858      600,000 	SH	  Sole	      n/a	  600,000
CENTENE CORP DEL	        COM	       15135B101   12,020      500,000 	SH	  Sole	      n/a	  500,000
CONCEPTUS INC	                COM	       206016107    7,984      400,000 	SH	  Sole	      n/a	  400,000
CRUCELL N.V.   	                ADR	       228769105    4,076      200,000 	SH	  Sole	      n/a	  200,000
CYPRESS BIOSCIENCES INC	        COM	       232674507    2,445      500,000 	SH	  Sole	      n/a	  500,000
DIALYSIS CORP AMER	        COM	       252529102    2,149      345,976 	SH	  Sole	      n/a	  345,976
ELAN PLC	                ADR	       284131208    9,475    1,250,000 	SH	  Sole	      n/a	1,250,000
GENZYME CORP	                COM	       372917104    5,183      100,000 	SH	  Sole	      n/a	  100,000
GILEAD SCIENCES INC	        COM	       375558103   25,009      550,000 	SH	  Sole	      n/a	  550,000
HEALTHTRONICS INC	        COM	       42222L107    2,764      772,132 	SH	  Sole	      n/a	  772,132
HUMANA INC	                COM	       444859102    1,637       35,000 	SH	  Sole	      n/a	   35,000
HUMAN GENOME SCIENCES INC	COM	       444903108    1,510       50,000 	SH	  Sole	      n/a	   50,000
MCKESSON CORP	                CALL	       58155Q103    7,200       60,000 	   CALL	  Sole	      n/a	   60,000
MYRIAD GENETICS INC	        COM	       62855J104    4,810      200,000 	SH	  Sole	      n/a	  200,000
PFIZER INC	                COM	       717081103   27,440    1,600,000 	SH	  Sole	      n/a	1,600,000
PHARMASSET INC	                COM	       71715N106    2,680      100,000 	SH	  Sole	      n/a	  100,000
REGENERON PHARMACEUTICAL	COM	       75886F107    4,032      152,200 	SH	  Sole	      n/a	  152,200
SAVIENT PHARMACEUTICALS INC	WARRANT	       80517Q100      463       81,261 	   CALL	  Sole	      n/a	   81,261
TEVA PHARMACEUTICAL INDS LTD	COM	       881624209   25,232      400,000 	SH	  Sole	      n/a	  400,000
UNITEDHEALTH GROUP INC	        COM	       91324P102   24,503      750,000 	SH	  Sole	      n/a	  750,000
UNIVERSAL AMERICAN CORP	        COM	       913377107    5,825      378,241 	SH	  Sole	      n/a	  378,241
VIROPHARMA INC	                RIGHTS	       928241108        0      968,341 	SH	  Sole	      n/a	  968,341
VIROPHARMA INC	                RIGHTS	       928241108      145      968,341 	SH	  Sole	      n/a	  968,341
VERTEX PHARMACEUTICALS INC	COM	       92532F100   13,283      325,000 	SH	  Sole	      n/a	  325,000
WALGREEN CO	                COM	       931422109   21,327      575,000 	SH	  Sole	      n/a	  575,000
WELLCARE HEALTH PLANS INC	COM	       94946T106   14,900      500,000 	SH	  Sole	      n/a	  500,000
WRIGHT MED GROUP INC	        COM	       98235T107    3,732      210,000 	SH	  Sole	      n/a	  210,000


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